Expense Example, No Redemption - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Overseas Fund - Class A
Expense Example, No Redemption:
1 Year	$ 682
3 Years	908
5 Years	1,151
10 Years	1,849
Fidelity Advisor Overseas Fund - Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	1,984
Fidelity Advisor Overseas Fund - Class M
Expense Example, No Redemption:
1 Year	481
3 Years	757
5 Years	1,053
10 Years	1,895
Fidelity Advisor Overseas Fund - Class I
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor Overseas Fund - Class Z
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	$ 871